Long Term Investments (Details) ¥ in Millions										1 Months Ended	12 Months Ended
		Nov. 04, 2024 shares	Jul. 05, 2024 USD ($)	Mar. 28, 2023 shares	Dec. 28, 2022 USD ($) shares	Nov. 01, 2022 USD ($) shares	Jun. 28, 2022 USD ($) shares	Jan. 20, 2022 USD ($) shares	Jan. 01, 2022 USD ($)	Jan. 20, 2022 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	May 16, 2024 USD ($)	Dec. 31, 2022 CNY (¥)
Long Term Investment [Line Items]
Amount invested | $														$ 4,756,986
Consideration amount | $			$ 0						$ 0
Boxinrui Acquisition [Member]
Long Term Investment [Line Items]
Percentage of equity interest				65.00%
Guangzhou Xingsheng Information Technology Limited [Member]
Long Term Investment [Line Items]
Equity interest percentage			5.00%						5.00%
Shenzhen Chenbao Information service Co., Ltd [Member]
Long Term Investment [Line Items]
Amount invested													$ 434,960		¥ 3.0
Common stock value | $													$ 1,844,377
Equity percentage													5.00%		5.00%
Impairment loss on investments | $											$ 2,184,781
SamartConn CO.,Limited [Member]
Long Term Investment [Line Items]
Common stock value | $								$ 8,305,222		$ 8,305,222
Equity percentage								19.99%		19.99%
Additional equity percentage										31.00%
DTI Group Limited [Member]
Long Term Investment [Line Items]
Common stock value | $						$ 9,058,701
Equity percentage						19.00%
Impairment loss on investments | $											9,058,702
Boxinrui International Holdings Limited [Member]
Long Term Investment [Line Items]
Common stock value | $					$ 4,446,163		$ 6,674,772
Equity percentage					20.00%		15.00%
Shares of gain | $												$ 70,947
Class A Ordinary Shares [Member]
Long Term Investment [Line Items]
Shares issued (in Shares)		19,000,000
Common stock value | $	[1]										$ 68	$ 64
Common stock, shares issued (in Shares)	[1]										2,292,652	2,162,186
Class A Ordinary Shares [Member] | Boxinrui Acquisition [Member]
Long Term Investment [Line Items]
Shares issued (in Shares)				57,593
Split adjusted (in Shares)				9,598
Class A Ordinary Shares [Member] | Shenzhen Chenbao Information service Co., Ltd [Member]
Long Term Investment [Line Items]
Shares issued (in Shares)													1,199
Split adjusted (in Shares)													199
Class A Ordinary Shares [Member] | SamartConn CO.,Limited [Member]
Long Term Investment [Line Items]
Split adjusted (in Shares)								595
Common stock, shares issued (in Shares)								3,571		3,571
Class A Ordinary Shares [Member] | DTI Group Limited [Member]
Long Term Investment [Line Items]
Split adjusted (in Shares)						1,927
Common stock, shares issued (in Shares)						11,564
Class A Ordinary Shares [Member] | Boxinrui International Holdings Limited [Member]
Long Term Investment [Line Items]
Split adjusted (in Shares)					1,920		692
Common stock, shares issued (in Shares)					11,521		4,155

[1]	Retroactively restated for one-for-six reverse split with effective date of February 10, 2025.